CONCENTRATION AND RISKS	12 Months Ended
Dec. 31, 2022
CONCENTRATION AND RISKS
CONCENTRATION AND RISKS

3.CONCENTRATION AND RISKS

(a)Concentration of credit risk

Financial instruments that potentially expose the Group to the concentration of credit risk primarily consist of cash and cash equivalents and short-term investments. The maximum exposure of such assets to credit risk is their carrying amounts as of the balance sheet dates. The Group places its cash and cash equivalents and short-term investments with financial institutions which the Group believes are of high-credit rating and quality. In the event of bankruptcy of these financial institutions, the Group may not be able to claim its cash and cash equivalents and short-term investments back in full. The Group regularly monitors the rating and financial strength of these financial institutions to avoid potential defaults.

(b)Foreign currency exchange rate risk

Since June 2010, the RMB has fluctuated against the US$, at times significantly and unpredictably. The appreciation of the RMB against the US$ was approximately 6.5% and 2.3% in 2020 and 2021, respectively. The depreciation of the RMB against the US$ was approximately 9.2% in 2022. It is difficult to predict how market forces or PRC or U.S. government policy may impact the exchange rate between the RMB and the US$ in the future.